PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT

9. PLANT AND EQUIPMENT

Plant and equipment consists of the following as of March 31, 2022 and 2021:

	2022	2021
Production plant	$74,034	$71,642
Motor vehicles	1,192,296	1,020,893
Office equipment	28,191	14,073
	1,294,521	1,106,608
Less: accumulated depreciation	(458,102)	(312,631)
Plant and equipment, net	$836,419	$793,977

Depreciation expense for the years ended March 31, 2022 and 2021 was $132,152 and $101,014, respectively.